Annual Fund Operating Expenses	Nov. 01, 2024
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	8.42%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	9.19%	[1]
Fee Waiver or Reimbursement	(8.58%)	[2]
Net Expenses (as a percentage of Assets)	0.61%
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class U
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	8.43%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	9.95%	[1]
Fee Waiver or Reimbursement	(9.34%)	[2]
Net Expenses (as a percentage of Assets)	0.61%
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Defensive Growth Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	8.44%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	8.96%	[1]
Fee Waiver or Reimbursement	(8.35%)	[2]
Net Expenses (as a percentage of Assets)	0.61%
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%	[3]
Other Expenses (as a percentage of Assets):	1.44%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	2.97%	[4]
Fee Waiver or Reimbursement	(0.35%)	[5]
Net Expenses (as a percentage of Assets)	2.62%
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class U
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%	[3]
Other Expenses (as a percentage of Assets):	1.40%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	3.68%	[4]
Fee Waiver or Reimbursement	(0.56%)	[5]
Net Expenses (as a percentage of Assets)	3.12%
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	1.43%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	2.71%	[4]
Fee Waiver or Reimbursement	(0.21%)	[5]
Net Expenses (as a percentage of Assets)	2.50%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%	[6]
Other Expenses (as a percentage of Assets):	2.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	3.81%	[7]
Fee Waiver or Reimbursement	(0.93%)	[8]
Net Expenses (as a percentage of Assets)	2.88%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%	[6]
Other Expenses (as a percentage of Assets):	2.54%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	4.55%	[7]
Fee Waiver or Reimbursement	(1.17%)	[8]
Net Expenses (as a percentage of Assets)	3.38%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%	[6]
Other Expenses (as a percentage of Assets):	2.58%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	3.59%	[7]
Fee Waiver or Reimbursement	(0.60%)	[8]
Net Expenses (as a percentage of Assets)	2.99%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	5.57%	[9]
Fee Waiver or Reimbursement	(3.34%)	[10]
Net Expenses (as a percentage of Assets)	2.23%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class U
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	4.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	6.31%	[9]
Fee Waiver or Reimbursement	(3.33%)	[10]
Net Expenses (as a percentage of Assets)	2.98%
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	5.31%	[9]
Fee Waiver or Reimbursement	(3.32%)	[10]
Net Expenses (as a percentage of Assets)	1.99%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies (i.e. acquired fund fees and expenses).
[2]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) specialized pricing services, (vii) proxy costs not borne by the Advisor or another party, (viii) unusual or unanticipated audit costs, (ix) change in service provider transition expenses, and (x) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 0.59%, 0.59% and 0.59% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least through October 31, 2025. During its first year, this agreement may be terminated only by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed). The Fund may only make a recoupment payment to the Advisor if such payment does not cause the Fund’s expense ratio (after the recoupment payment is taken into account) to exceed the lesser of (i) the expense limit at the time of the waiver and reimbursement, and (ii) the Fund’s then-current expense limit.
[3]	Presented at maximum amount.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies (i.e. acquired fund fees and expenses).
[5]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 2.20%, 2.70% and 2.08% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least through October 31, 2025. During its first year, this agreement may be terminated only by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed). The Fund may only make a recoupment payment to the Advisor if such payment does not cause the Fund’s expense ratio (after the recoupment payment is taken into account) to exceed the lesser of (i) the expense limit at the time of the waiver and reimbursement, and (ii) the Fund’s then-current expense limit.
[6]	Presented at maximum amount.
[7]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies (i.e. acquired fund fees and expenses).
[8]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 2.45%, 2.95% and 2.56% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least through October 31, 2025. During its first year, this agreement may be terminated only by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed). The Fund may only make a recoupment payment to the Advisor if such payment does not cause the Fund’s expense ratio (after the recoupment payment is taken into account) to exceed the lesser of (i) the expense limit at the time of the waiver and reimbursement, and (ii) the Fund’s then-current expense limit.
[9]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies (i.e. acquired fund fees and expenses).
[10]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 1.75%, 2.50% and 1.52% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least through October 31, 2025. During its first year, this agreement may be terminated only by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed). The Fund may only make a recoupment payment to the Advisor if such payment does not cause the Fund’s expense ratio (after the recoupment payment is taken into account) to exceed the lesser of (i) the expense limit at the time of the waiver and reimbursement, and (ii) the Fund’s then-current expense limit.